Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Total Assets by Operating Segment - Operating Segments [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 16,428,816
Long-lived assets	8,941,242
Goodwill	9,051,052
Total assets	34,421,110
Retail and Eyewear [Member]
Assets
Current assets	6,359,140	$ 6,734,826
Long-lived assets	1,767,993
Goodwill		757,283
Total assets	8,127,133	10,072,144
Construction [Member]
Assets
Current assets	7,407,355	7,580,585	5,355,827
Long-lived assets	7,059,962
Goodwill	9,051,052	9,051,052	16,772,042
Total assets	23,518,369	24,652,106	34,430,083
Automotive Supplies [Member]
Assets
Current assets	1,660,994	1,944,601	2,295,424
Long-lived assets	113,287
Goodwill			1,737,653
Total assets	1,774,281	2,100,822	5,756,070
Corporate Services [Member]
Assets
Current assets	1,001,327	514,669	716,945
Long-lived assets
Goodwill
Total assets	$ 1,001,327	$ 514,669	$ 716,945